Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Summary of Company's Board of Directors Approved and Declared Quarterly Cash Dividends

The Company’s board of directors approved and declared the following quarterly cash dividends during the year ended December 31, 2021 on its issued and outstanding preferred shares:

		Series A Preferred Shares		Series B Preferred Shares
Record Date	Payment Date	Aggregate Payment	Per Depositary Share Payment (1)	Aggregate Payment	Per Depositary Share Payment (1)
May 31, 2021	June 15, 2021	$1,808	$0.30	—	—
August 31, 2021	September 15, 2021	$2,625	$0.44	—	—
December 3, 2021	December 15, 2021	$2,625	$0.44	$2,917	$0.49

(1)	Rounded to the nearest whole cent.